Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000810695
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2020
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark was changed from the Standard & Poor’s 500 Total Return Index (the “S&P 500 Index”) to the Standard & Poor’s 500 Value Total Return Index (the “S&P 500 Value Index”). It was determined that the S&P 500 Value Index is the appropriate broad-based securities market index to compare the Fund’s performance because the S&P Value 500 Index is more reflective of the Fund’s holdings of primarily dividend paying equity companies within the S&P 500 Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Rational Equity Armor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational Equity Armor Fund (formerly, Rational Dividend Capture Fund)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational Equity Armor Fund

(formerly, Rational Dividend Capture Fund)

(the “Fund”)

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

December 18, 2020

The information in this Supplement amends certain information contained in the Fund’s Prospectus and Summary Prospectus, each dated May 1, 2020.

The Average Annual Total Returns table under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	11.32%	(0.27)%	5.78%
Return After Taxes on Distributions	9.51%	(2.38)%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	(0.68)%	3.95%
Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	5.72%	(1.52)%	5.00%
Standard & Poor’s 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.93%	9.52%	12.16%
Standard & Poor’s 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.49%	11.70%	13.56%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	9.90%	(1.15)%	0.56%
Standard & Poor’s 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.93%	9.52%	10.14%
Standard & Poor’s 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.49%	11.70%	12.21%

*The Fund’s primary benchmark was changed from the Standard & Poor’s 500 Total Return Index® (the “S&P 500 Index”) to the Standard & Poor’s 500 Value Total Return Index® (the “S&P 500 Value Index”). It was determined that the S&P 500 Value Index is the appropriate broad-based securities market index to compare the Fund’s performance because the S&P Value 500 Index is more reflective of the Fund’s holdings of primarily dividend paying equity companies within the S&P 500 Index.

* * * * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, each dated May 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Rational Equity Armor Fund | Standard & Poor's 500 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.52%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[1]
Rational Equity Armor Fund | Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%	[1]
Rational Equity Armor Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
10 Years	rr_AverageAnnualReturnYear10	5.00%
Rational Equity Armor Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCTX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	5.78%
Rational Equity Armor Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.51%
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Rational Equity Armor Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.26%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	3.95%
Rational Equity Armor Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014

[1]	The Fund's primary benchmark was changed from the Standard & Poor's 500 Total Return Index (the "S&P 500 Index") to the Standard & Poor's 500 Value Total Return Index (the "S&P 500 Value Index"). It was determined that the S&P 500 Value Index is the appropriate broad-based securities market index to compare the Fund's performance because the S&P Value 500 Index is more reflective of the Fund's holdings of primarily dividend paying equity companies within the S&P 500 Index.